March 14, 2005

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549-0506

Re:                             The Prudential Series Fund, Inc.

Form N-14, Registration No. 333-121731

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), the registrant hereby certifies (i) that its Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on February 23, 2005.

The Prudential Series Fund, Inc.
By:	/s/ Jonathan D. Shain
Jonathan D. Shain, Esq.
Secretary